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December 16, 2021

Jessica L. Reece
T +1 617 235 4636
VIA EDGAR	Jessica.Reece@ropesgray.com

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re: Voya Equity Trust (on behalf of Voya Small Cap Growth Fund)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for Voya Equity Trust ("Registrant"). This Form N-14 is being filed in connection with a reorganization in which Voya Small Cap Growth Fund, a new series of the Registrant, will acquire all of the assets of TCM Small Cap Growth Fund, a series of Professionally Managed Portfolios, in exchange for shares of Voya Small Cap Growth Fund and the assumption by Voya Small Cap Growth Fund of the liabilities of TCM Small Cap Growth Fund.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 617-235-4636.

Very truly yours,

/s/ Jessica L. Reece

Jessica L. Reece